Cash and Cash Equivalents - Summary of Cash and Cash Equivalents (Parenthetical) (Detail)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Fixed deposits [member]
Cash and cash equivalents [Line Items]
Borrowings, maturity	90 days or less	90 days or less
Certificate of Deposit [member]
Cash and cash equivalents [Line Items]
Borrowings, maturity	90 days or less	90 days or less